Loss Per Shares (Details) - Schedule of Basic and Diluted Loss Per Share - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Class A Ordinary Shares [Member]
Numerator
Allocation of undistributed loss	$ (26,017,802)	$ (36,519,400)	$ (77,208,118)
Denominator
Number of shares used in per share computation	36,881,213	8,845,046	3,880,561
Basic loss per share	$ (0.71)	$ (4.13)	$ (19.9)
Diluted loss per share	$ (0.71)	$ (4.13)	$ (19.9)
Class B Ordinary Shares [Member]
Numerator
Allocation of undistributed loss	$ (846,538)	$ (1,330,265)
Denominator
Number of shares used in per share computation	1,200,000	322,192
Basic loss per share	$ (0.71)	$ (4.13)
Diluted loss per share	$ (0.71)	$ (4.13)